Allowance for Doubtful Accounts and Credit Losses	12 Months Ended
Mar. 31, 2011
Allowance for Doubtful Accounts and Credit Losses
Allowance for Doubtful Accounts and Credit Losses

6. ALLOWANCE FOR DOUBTFUL ACCOUNTS AND CREDIT LOSSES

An allowance for doubtful accounts and credit losses is established to cover probable losses arising from customers' inabilities to repay by type of receivables and region.

The allowance for doubtful accounts and credit losses on receivables which will probably not be collected is maintained at a level that is adequate to cover probable losses based on a combination of various factors, such as the customer's ability to repay and collateral values. The allowance for smaller-balance homogeneous receivables is collectively evaluated using reserve rates, which are calculated depending on the period past due, reflecting the collection status of these receivables, historical credit loss experience, economic trends and other factors. Historical collection trends, as well as prevailing and anticipated economic conditions, are routinely monitored by management, and any required adjustment to the allowance is reflected in current operations.

When amounts due are determined to be uncollectible or the related collateral is repossessed, receivables and the related allowance are charged off. The Company records the repossessed assets at its estimated fair value less costs to sell and reports in other current assets on the consolidated balance sheets, which amounted to ¥ 216 millions and ¥ 513 millions at March 31, 2011 and 2010, respectively.

The following table presents the changes in allowance for doubtful accounts and credit losses:

(¥ in millions)
For the years ended March 31:	2011	2010	2009
Allowance for doubtful notes and accounts receivable:
Balance at beginning of year	¥2,821	¥2,512	¥1,983
Provision	300	636	1,041
Charge-offs	(77)	(46)	(32)
Other	(238)	(281)	(480)

Balance at end of year	¥2,806	¥2,821	¥2,512

Allowance for doubtful non-current receivables:
Balance at beginning of year	¥770	¥859	¥981
Provision	259	59	50
Charge-offs	(93)	(74)	(1)
Other	(4)	(74)	(171)

Balance at end of year	¥932	¥770	¥859

Allowance for credit losses on finance receivables:
Balance at beginning of year	¥1,706	¥1,586	¥1,380
Provision	2,304	855	914
Charge-offs	(780)	(327)	(308)
Other	(129)	(408)	(400)

Balance at end of year	¥3,101	¥1,706	¥1,586

The following table presents the changes in allowance for doubtful accounts and credit losses and the recorded investments in finance receivables and long-term trade accounts receivable:

(¥ in millions)
Allowance for doubtful accounts and credit losses For the year ended March 31, 2011:	Retail finance receivable	Finance lease receivable	Long-term trade accounts receivable	Total
Balance at beginning of year	¥512	¥1,194	¥402	¥2,108
Provision	727	1,577	614	2,918
Charge-offs	(567)	(213)	—	(780)
Other	(69)	(60)	—	(129)

Balance at end of year	¥603	¥2,498	¥1,016	¥4,117

Individually evaluated for impairment	299	—	19	318
Collectively evaluated for impairment	304	2,498	997	3,799

Recorded Investment at March 31, 2011:
Balance at end of year	¥193,985	¥109,382	¥51,987	¥355,354

Individually evaluated for impairment	299	—	39	338
Collectively evaluated for impairment	193,686	109,382	51,948	355,016

Long-term trade accounts receivable in the table includes the current portion, which is included in trade accounts receivable on the consolidated balance sheets. There were no recoveries of receivables previously charged off as uncollectible for the year ended March 31, 2011.